RIGHT OF USE ASSETS AND LEASE LIABILITIES (Details Narrative) - HKD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Right Of Use Assets And Lease Liabilities
Lease expenses	$ 1,204,000	$ 1,192,000	$ 1,261,000